Note 5 - Accounts Payable and Accrued Expenses - Related Parties: Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
The Health Network, Inc.	$ 365,462	$ 365,462
Ronald Howell	43,770	43,770
Eric Clemons	96,727	96,727
Accounts Payable and Accrued Liabilities	$ 505,959	$ 505,959